Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	36-3871531
Plan number	001
Participant loans	$ 105,695,612
Total	$ 8,509,713,528
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loans, interest rates	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loans, interest rates	10.50%
Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 599,242,103
The Allstate Corporation common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	719,811,633
Self-directed brokerage accounts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	30,120,251
Investment, Identifier [Axis]: Metropolitan Tower Life Insurance | Adjustment from fair value to contract value for interest in fully benefit-responsive contracts
EBP, Schedule of Asset Held for Investment [Line Items]
Adjustment from fair value to contract value for interest in fully benefit-responsive contracts	3,803,923
Investment, Identifier [Axis]: Metropolitan Tower Life Insurance | IGT Dodge & Cox A or Better Core Fund | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	11,534,391
Investment, Identifier [Axis]: Metropolitan Tower Life Insurance | IGT Invesco A or Better Core Fixed Income Fund | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	9,213,658
Investment, Identifier [Axis]: Metropolitan Tower Life Insurance | IGT Invesco High Quality Short-term Bond Fund | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	50,677,832
Investment, Identifier [Axis]: Metropolitan Tower Life Insurance | IGT Loomis Sayles A or Better Core Fixed Income Fund | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	11,519,142
Investment, Identifier [Axis]: Metropolitan Tower Life Insurance | IGT PIMCO A or Better Core Fixed Income Fund | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	9,220,719
Investment, Identifier [Axis]: Nationwide Life Insurance | Adjustment from fair value to contract value for interest in fully benefit-responsive contracts
EBP, Schedule of Asset Held for Investment [Line Items]
Adjustment from fair value to contract value for interest in fully benefit-responsive contracts	3,705,856
Investment, Identifier [Axis]: Nationwide Life Insurance | IGT Dodge & Cox A or Better Core Fund | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	10,664,633
Investment, Identifier [Axis]: Nationwide Life Insurance | IGT Invesco A or Better Core Fixed Income Fund | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	8,228,480
Investment, Identifier [Axis]: Nationwide Life Insurance | IGT Invesco A or Better Intermediate Fund | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,905,289
Investment, Identifier [Axis]: Nationwide Life Insurance | IGT Invesco High Quality Short-term Bond Fund | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	48,889,471
Investment, Identifier [Axis]: Nationwide Life Insurance | IGT Jennison A or Better Intermediate Fund | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,359,811
Investment, Identifier [Axis]: Nationwide Life Insurance | IGT Loomis Sayles A or Better Core Fixed Income Fund | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	10,650,534
Investment, Identifier [Axis]: Nationwide Life Insurance | IGT Loomis Sayles A or Better Intermediate Fund | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,452,555
Investment, Identifier [Axis]: Nationwide Life Insurance | IGT PIMCO A or Better Core Fixed Income Fund | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	8,234,786
Investment, Identifier [Axis]: Nationwide Life Insurance | IGT PIMCO A or Better Intermediate Fund | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,453,920
Investment, Identifier [Axis]: Northern Trust Investments (NTI) | Northern Trust Collective Short Term Investment Fund | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	26,360,555
Investment, Identifier [Axis]: Northern Trust Investments (NTI) | Total Northern Trust Investments
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	26,360,555
Investment, Identifier [Axis]: Pacific Life Insurance | Adjustment from fair value to contract value for interest in fully benefit-responsive contracts
EBP, Schedule of Asset Held for Investment [Line Items]
Adjustment from fair value to contract value for interest in fully benefit-responsive contracts	3,304,655
Investment, Identifier [Axis]: Pacific Life Insurance | IGT Dodge & Cox A or Better Core Fund | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	8,711,191
Investment, Identifier [Axis]: Pacific Life Insurance | IGT Invesco A or Better Core Fixed Income Fund | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	8,698,110
Investment, Identifier [Axis]: Pacific Life Insurance | IGT Invesco A or Better Intermediate Fund | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,822,096
Investment, Identifier [Axis]: Pacific Life Insurance | IGT Invesco High Quality Short-term Bond Fund | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	53,602,026
Investment, Identifier [Axis]: Pacific Life Insurance | IGT Jennison A or Better Intermediate Fund | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,823,312
Investment, Identifier [Axis]: Pacific Life Insurance | IGT Loomis Sayles A or Better Core Fixed Income Fund | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	8,699,673
Investment, Identifier [Axis]: Pacific Life Insurance | IGT PIMCO A or Better Core Fixed Income Fund | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	8,704,775
Investment, Identifier [Axis]: Prudential Insurance Company | Adjustment from fair value to contract value for interest in fully benefit-responsive contracts
EBP, Schedule of Asset Held for Investment [Line Items]
Adjustment from fair value to contract value for interest in fully benefit-responsive contracts	2,396,530
Investment, Identifier [Axis]: Prudential Insurance Company | IGT Invesco A or Better Core Fixed Income Fund | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,919,471
Investment, Identifier [Axis]: Prudential Insurance Company | IGT Invesco High Quality Short-term Bond Fund | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	62,378,427
Investment, Identifier [Axis]: Prudential Insurance Company | IGT Jennison A or Better Intermediate Fund | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	20,622,897
Investment, Identifier [Axis]: Prudential Insurance Company | IGT PIMCO A or Better Core Fixed Income Fund | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,923,236
Investment, Identifier [Axis]: RGA Reinsurance Company | Adjustment from fair value to contract value for interest in fully benefit-responsive contracts
EBP, Schedule of Asset Held for Investment [Line Items]
Adjustment from fair value to contract value for interest in fully benefit-responsive contracts	2,956,437
Investment, Identifier [Axis]: RGA Reinsurance Company | IGT Invesco A or Better Intermediate Fund | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	26,513,960
Investment, Identifier [Axis]: RGA Reinsurance Company | IGT Invesco High Quality Short-term Bond Fund | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	8,835,061
Investment, Identifier [Axis]: RGA Reinsurance Company | IGT Loomis Sayles A or Better Intermediate Fund | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	26,512,336
Investment, Identifier [Axis]: RGA Reinsurance Company | IGT PIMCO A or Better Intermediate Fund | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	26,537,268
Investment, Identifier [Axis]: State Street Global Advisors (SSGA) | SSgA Emerging Markets Index Non-Lending Series Fund - Class A | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	80,499,947
Investment, Identifier [Axis]: State Street Global Advisors (SSGA) | SSgA Global All Cap Equity ex U.S. Index Non-Lending Series Fund - Class A | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	919,248,178
Investment, Identifier [Axis]: State Street Global Advisors (SSGA) | SSgA Real Return ex-Natural Resource Equities Non-Lending Fund - Class C | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	44,304,132
Investment, Identifier [Axis]: State Street Global Advisors (SSGA) | SSgA Russell Small Cap Index Non-Lending Series Fund - Class A | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	421,676,764
Investment, Identifier [Axis]: State Street Global Advisors (SSGA) | SSgA S&P 500 Index Non-Lending Series Fund - Class A | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,596,477,520
Investment, Identifier [Axis]: State Street Global Advisors (SSGA) | SSgA S&P Mid-Cap Index Non-Lending Series Fund - Class A | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	623,842,276
Investment, Identifier [Axis]: State Street Global Advisors (SSGA) | SSgA Target Retirement 2025 Non-Lending Series Fund - Class A | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	141,677,914
Investment, Identifier [Axis]: State Street Global Advisors (SSGA) | SSgA Target Retirement 2030 Non-Lending Series Fund - Class A | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	227,750,644
Investment, Identifier [Axis]: State Street Global Advisors (SSGA) | SSgA Target Retirement 2035 Non-Lending Series Fund - Class A | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	267,186,531
Investment, Identifier [Axis]: State Street Global Advisors (SSGA) | SSgA Target Retirement 2040 Non-Lending Series Fund - Class A | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	239,758,135
Investment, Identifier [Axis]: State Street Global Advisors (SSGA) | SSgA Target Retirement 2045 Non-Lending Series Fund - Class A | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	237,779,259
Investment, Identifier [Axis]: State Street Global Advisors (SSGA) | SSgA Target Retirement 2050 Non-Lending Series Fund - Class A | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	218,087,167
Investment, Identifier [Axis]: State Street Global Advisors (SSGA) | SSgA Target Retirement 2055 Non-Lending Series Fund - Class A | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	215,374,507
Investment, Identifier [Axis]: State Street Global Advisors (SSGA) | SSgA Target Retirement 2060 Non-Lending Series Fund - Class A | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	120,433,135
Investment, Identifier [Axis]: State Street Global Advisors (SSGA) | SSgA Target Retirement 2065 Non-Lending Series Fund - Class A | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	26,958,627
Investment, Identifier [Axis]: State Street Global Advisors (SSGA) | SSgA Target Retirement Income Non-Lending Series Fund - Class A | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	86,820,603
Investment, Identifier [Axis]: State Street Global Advisors (SSGA) | SSgA U.S. Bond Index Non-Lending Series Fund - Class A | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	560,608,035
Investment, Identifier [Axis]: State Street Global Advisors (SSGA) | Total State Street Global Advisors
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	7,028,483,374
Investment, Identifier [Axis]: Voya Retirement & Annuity | Adjustment from fair value to contract value for interest in fully benefit-responsive contracts
EBP, Schedule of Asset Held for Investment [Line Items]
Adjustment from fair value to contract value for interest in fully benefit-responsive contracts	3,295,512
Investment, Identifier [Axis]: Voya Retirement & Annuity | IGT Invesco A or Better Intermediate Fund | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	30,021,625
Investment, Identifier [Axis]: Voya Retirement & Annuity | IGT Invesco High Quality Short-term Bond Fund | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	45,017,488
Investment, Identifier [Axis]: Voya Retirement & Annuity | IGT Jennison A or Better Intermediate Fund | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	34,655,270
Investment, Identifier [Axis]: Voya Retirement & Annuity | IGT Loomis Sayles A or Better Intermediate Fund | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,886,518
Investment, Identifier [Axis]: Voya Retirement & Annuity | IGT PIMCO A or Better Intermediate Fund | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,889,229